Pensions - Summary of Components of Remeasurements Recognized in Other Comprehensive Income (Details) - Final Salary Defined Benefit Pension Plan € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure Of Defined Benefit Plans [Line Items]
Actuarial changes arising from changes in financial assumptions	€ 227
Experience adjustments	(17)
Total	€ 210